FCF P-1
                          SUPPLEMENT DATED MAY 1, 2004
                              TO THE PROSPECTUS OF

                          FRANKLIN CUSTODIAN FUND, INC.
 (FRANKLIN DYNATECH FUND, FRANKLIN GROWTH FUND, FRANKLIN INCOME FUND, FRANKLIN
                                UTILITIES FUND,
                   FRANKLIN U.S. GOVERNMENT SECURITIES FUND)
                             DATED DECEMBER 1, 2003

The prospectus is amended as follows:

I. The section "Average Annual Total Returns" in the "Performance" section on pages 35-37 is replaced with the following:

 AVERAGE ANNUAL TOTAL RETURNS
 For the periods ended December 31, 2003
                                                       1 YEAR  5 YEARS  10 YEARS
------------------------------------------------------------------------------
 Franklin Income Fund - Class A/2
 Return Before Taxes .................................. 25.30%  8.41%  8.26%
 Return After Taxes on Distributions .................. 22.44%  5.14%  4.86%
 Return After Taxes on Distributions
 and Sale of Fund Shares................................16.64%  5.10%  4.88%
 S&P 500(R)Index/3 .................................... 28.67% -0.57% 11.06%
 Lehman Bros. Gov't/Credit Index/4  ...................  4.67%  6.66%  6.98%
 Lehman Bros. Aggregate Index/4  ......................  4.10%  6.62%  6.95%
 (indices reflect no deduction for fees, expenses, or taxes)

                                                                           SINCE
                                                                       INCEPTION
                                                               1 YEAR   (1/1/99)
------------------------------------------------------------------------------
 Franklin Income Fund - Class B/2,5 ...........................25.41%   7.90%
 S&P 500(R)Index/3 ............................................28.67%  -0.57%
 Lehman Bros. Gov't/Credit Index/4 ...........................  4.67%   6.66%
 Lehman Bros. Aggregate Index/4 ..............................  4.10%   6.62%

                                                                           SINCE
                                                                       INCEPTION
                                                              1 YEAR  (11/01/01)
------------------------------------------------------------------------------
 Franklin Income Fund - Class B1/2 ............................26.32%   8.50%
 S&P 500(R)Index/3 ........................................... 28.67%  -0.57%
 Lehman Bros. Gov't/Credit Index/4 ...........................  4.67%   6.66%
 Lehman Bros. Aggregate Index/4 ............................... 4.10%   6.62%

                                                                           SINCE
                                                                       INCEPTION
                                                       1 YEAR  5 YEARS  (5/1/95)
------------------------------------------------------------------------------
 Franklin Income Fund - Class C/2 .................... 27.88%   8.64%   9.45%
 S&P 500(R)Index/3 ................................... 28.67%  -0.57%  11.12%
 Lehman Bros. Gov't/Credit Index/4 ...................  4.67%   6.66%   7.76%
 Lehman Bros. Aggregate Index/4 ......................  4.10%   6.62%   7.64%

                                                       1 YEAR  5 YEARS  10 YEARS
------------------------------------------------------------------------------
 Franklin Income Fund - Class R/2,6 .................. 29.17%   8.76%   8.16%
 S&P 500(R)Index/3 ................................... 28.67%  -0.57%  11.06%
 Lehman Bros. Gov't/Credit Index/4 ...................  4.67%   6.66%   6.98%
 Lehman Bros. Aggregate Index/4 ......................  4.10%   6.62%   6.95%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your particular tax situation and may differ from those shown.

 These after-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

 After-tax returns are shown only for Class A; after-tax returns for other classes of shares will vary.
 1. Figures do not reflect sales charges. If they did, returns would be lower.

 2. Figures reflect sales charges.
 All Fund performance assumes reinvestment of dividends and capital gains. May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.

 3. Source: Standard & Poor's Micropal. The S&P 500(R) Index is an unmanaged group of widely held common stocks covering a variety of industries. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

 4. The Lehman Brothers U.S. Aggregate Index is replacing the Lehman Brothers Gov't/Credit Index as the Fund's benchmark along with the S&P 500(R) Index. The manager believes the composition of the Lehman Brothers U.S. Aggregate Index better reflects the Fund's holdings. The Lehman Brothers Gov't/Credit Index may be excluded from this comparison in the future.

 Source: Standard & Poor's Micropal. The Lehman Brothers U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. The Lehman Brothers Government/Credit Index is an unmanaged index of fixed-rate U.S. government and foreign and domestic corporate bonds that are rated investment grade or higher and have maturities of one year or more and at least $50 million outstanding. All issues included must have at least one year to final maturity and must be investment grade (Baa3 or better) by Moody's Investor Services. They must also be dollar-denominated and non-convertible. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The Index is rebalanced monthly by market capitalization. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

 5. The Fund began offering shares in a new Class B on November 1, 2001. The new Class B performance shown reflects a restatement of the old Class B (now Class
 B1) performance to include the Rule 12b-1 fee applicable to the new Class B as though it was in effect from the inception of old Class B (now Class B1) shares.

 6. Effective January 1, 2002, the Fund began offering Class R shares, which do not have initial sales charges. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to January 1, 2002, a restated figure is used based on the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, reflecting the Rule 12b-1 rate differential between Class A and R; and (b) for periods after January 1, 2002, actual Class R performance is used reflecting all charges and fees applicable to that class.

               Please keep this supplement for future reference.







FCF PA-1
                          SUPPLEMENT DATED MAY 1, 2004
                              TO THE PROSPECTUS OF

                          FRANKLIN CUSTODIAN FUND, INC.
      (FRANKLIN GROWTH FUND, FRANKLIN INCOME FUND, FRANKLIN UTILITIES FUND,
               FRANKLIN U.S. GOVERNMENT SECURITIES FUND)
                             DATED DECEMBER 1, 2003

The prospectus is amended as follows:

I. The section "Average Annual Total Returns" in the "Performance" section on pages 20-21 is replaced with the following:

 AVERAGE ANNUAL TOTAL RETURNS

 For the periods ended December 31, 2003
                                                       1 YEAR  5 YEARS  10 YEARS
--------------------------------------------------------------------------------
 Franklin Income Fund - Advisor Class/1
 Return Before Taxes ................................. 31.32%  9.42%    8.91%
 Return After Taxes on Distributions ..................28.25%  6.05%    5.45%
 Return After Taxes on Distributions
 and Sale of Fund Shares ...........................   20.56%  5.91%    5.40%
 S&P 500(R)Index/2 ....................................28.67% -0.57%   11.06%
 Lehman Bros. Gov't/Credit Index/3 .....................4.67%  6.66%    6.98%
 Lehman Bros. Aggregate Index/3 ........................4.10%  6.62%    6.95%
 (indices reflect no deduction for fees, expenses, or taxes)

 After-tax   returns  are  calculated   using  the  historical   highest
 individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your particular tax situation and may differ from those shown.

 These after-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

 1. Effective January 1, 1997, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) for periods prior to January 1, 1997, a restated figure is used based on the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after January 1, 1997, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.

 2. Source: Standard & Poor's Micropal. The S&P 500(R) Index is an unmanaged group of widely held common stocks covering a variety of industries. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

 3. The Lehman Brothers U.S. Aggregate Index is replacing the Lehman Brothers Gov't/Credit Index as the Fund's benchmark along with the S&P 500 Index. The manager believes the composition of the Lehman Brothers U.S. Aggregate Index better reflects the Fund's holdings. The Lehman Brothers Gov't/Credit Index may be excluded from this comparison in the future.

 Source: Standard & Poor's Micropal. The Lehman Brothers U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. The Lehman Brothers Government/Credit Index is an unmanaged index of fixed-rate U.S. government and foreign and domestic corporate bonds that are rated investment grade or higher and have maturities of one year or more and at least $50 million outstanding. All issues included must have at least one year to final maturity and must be investment grade (Baa3 or better) by Moody's Investor Services. They must also be dollar-denominated and non-convertible. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The Index is rebalanced monthly by market capitalization. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

           Please keep this supplement for future reference.